Financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets [Abstract]
Financial assets	$ 37,094	$ 34,746	$ 8,387
Restricted cash	$ 33,416	30,972
Maximum deposit term	90 days
Investment in Mauna Kea Technologies
Financial assets [Abstract]
Financial assets	$ 1,023	2,104
Investment in Atonco SAS
Financial assets [Abstract]
Financial assets	2,321	1,670
Investment in IRMA Surgical Pty Ltd
Financial assets [Abstract]
Financial assets	$ 334	$ 0